Trade receivables - Summary of breakdown for trade receivables (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2022
Disclosure of Trade Receivable [Line Items]
Trade receivables	€ 167,003	€ 147,546
Loss allowance	(6,643)	(8,717)
Total trade receivables	160,360	138,829	€ 168,637
At January 1, 2020	(8,717)	(5,635)
Provisions	(496)	(3,636)
Utilizations	71	96
Exchange differences and other	1,369	458
Releases	923
Disposition	207
At December 31, 2021	(6,643)	(8,717)
EMEA [Member]
Disclosure of Trade Receivable [Line Items]
Total trade receivables	62,412	51,102
IT
Disclosure of Trade Receivable [Line Items]
Total trade receivables	32,089	28,847
North America [Member]
Disclosure of Trade Receivable [Line Items]
Total trade receivables	18,061	28,940
US
Disclosure of Trade Receivable [Line Items]
Total trade receivables	16,883	27,329
Latin America [Member]
Disclosure of Trade Receivable [Line Items]
Total trade receivables	4,437	1,436
APAC [Member]
Disclosure of Trade Receivable [Line Items]
Total trade receivables	75,450	57,351
China Region [Member]
Disclosure of Trade Receivable [Line Items]
Total trade receivables	€ 54,978	€ 42,830